Share Capital - Disclosure of warrant transactions (Details)			1 Months Ended	12 Months Ended
	Feb. 09, 2023 $ / shares	Jun. 03, 2021 $ / shares	Jun. 21, 2021 $ / shares	Apr. 30, 2023 Shares $ / shares	Apr. 30, 2022 Shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised				(775,347)	(1,271,028)
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding, beginning of the year				32,424,902	22,757,961
Warrants weighted average exercise price, beginning of the year | $ / shares				$ 2.68	$ 1.86
Issued				14,967,963	16,222,400
Weighted average exercise price issued | $ / shares	$ 1.65	$ 3.25	$ 3.25	$ 1.57	$ 3.06
Exercised				(196,130)	(6,555,459)
Weighted average exercise price exercised | $ / shares				$ 1.97	$ 0.52
Expired				(32,424,902)	0
Weighted average exercise price Expired | $ / shares				$ (2.68)	$ 0
Warrants outstanding, end of the year				14,771,833	32,424,902
Warrants weighted average exercise price, end of the year | $ / shares				$ 1.91	$ 2.68